CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Operating (expenses) income
Merchandise costs	¥ (7,596,613)	$ (1,101,405)	¥ (5,735,393)	¥ (3,610,434)
Fulfillment expenses	(1,123,495)	(162,891)	(1,062,066)	(666,317)
Selling and marketing expenses	(1,536,052)	(222,707)	(1,206,649)	(740,542)
General and administrative expenses	(230,421)	(33,408)	(433,629)	(177,542)
Technology and content expenses	(227,812)	(33,030)	(264,560)	(151,536)
Goodwill impairment loss	(1,819,926)	(263,864)	0	0
Other operating income, net	41,238	5,979	26,950	29,395
Loss from operations	(2,623,657)	(380,394)	(895,072)	(458,777)
Interest expense	(6,163)	(894)	(16,778)	(21,090)
Interest income	17,780	2,578	8,370	9,321
Other income (loss), net	38,791	5,624	(50,367)	(39,866)
Loss before income taxes	(2,573,249)	(373,086)	(953,847)	(510,412)
Income tax benefits	111,783	16,207	143,863	47,320
Share of loss in equity method investments	(6,471)	(938)	(6,563)	(7,526)
Net loss	(2,467,937)	(357,817)	(816,547)	(470,618)
Accretion of convertible redeemable preferred shares | ¥	0		(508,627)	(1,304,498)
Net loss attributable to ordinary shareholders of the Company	¥ (2,467,937)	$ (357,817)	¥ (1,325,174)	¥ (1,775,116)
Net loss per share attributable to ordinary shareholders:
Basic | (per share)	¥ (15.16)	$ (2.20)	¥ (13.76)	¥ (94.51)
Diluted | (per share)	¥ (15.16)	$ (2.20)	¥ (13.76)	¥ (94.51)
Weighted average number of shares used in calculating net loss per ordinary share
Basic | shares	162,819,410	162,819,410	96,306,113	18,782,620
Diluted | shares	162,819,410	162,819,410	96,306,113	18,782,620
Net loss	¥ (2,467,937)	$ (357,817)	¥ (816,547)	¥ (470,618)
Foreign currency translation adjustments	(30,030)	(4,354)	2,239	2,441
Total comprehensive loss	(2,497,967)	(362,171)	(814,308)	(468,177)
Accretion of convertible redeemable preferred shares | ¥	0		(508,627)	(1,304,498)
Total comprehensive loss attributable to ordinary shareholders	(2,497,967)	(362,171)	(1,322,935)	(1,772,675)
Product
Net revenues
Net revenues	8,676,672	1,257,999	6,654,893	4,244,023
Service
Net revenues
Net revenues	¥ 1,192,752	$ 172,933	¥ 1,125,382	¥ 614,176